AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Account")

                                  Supplement to
               Genesis No Load Variable Annuity (POLICY FORM 6151)
                          Prospectus Dated May 1, 2006

                        Supplement Dated January 30, 2007

The Transfer Rules are corrected to reflect that we must receive requests for Subaccount orders, transfers and redemptions by the following times for same day processing:

             SUBACCOUNT                              TIME
         Access VP High Yield Fund          3:20 p.m. Eastern Time
         Sector ProFunds VP Funds           3:20 p.m. Eastern Time
         All other ProFunds                 3:45 p.m. Eastern Time

Requests for Subaccount transactions received later than these times will be processed the following Business Day.

    All other provisions of your Policy remain as stated in your Policy and prospectus, as previously amended.

         This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-255-9678.